Note 3 - Earnings Per Share - Weighted Average Shares Used in Basic and Dilutive Earnings Per Share Computations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net Income	$ 3,245,000	$ 2,477,000
Weighted average shares outstanding – basic (in shares)	1,975,836	1,956,612
Effect of dilutive common stock equivalents (in shares)	36,563	48,826
Adjusted weighted average shares outstanding – diluted (in shares)	2,012,399	2,005,438
Basic earnings per share (in dollars per share)	$ 1.64	$ 1.27
Diluted earnings per share (in dollars per share)	$ 1.61	$ 1.24